DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Eurozone Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.8%
Austria - 0.9%
ANDRITZ AG	35	$1,572
BAWAG Group AG, 144A*	30	1,619
Erste Group Bank AG	159	5,713
OMV AG	71	3,380
Raiffeisen Bank International AG	68	1,120
Telekom Austria AG*	67	549
Verbund AG	58	7,036
voestalpine AG	62	2,050

(Cost $21,659)		23,039

Belgium - 3.1%
Ackermans & van Haaren NV	12	2,251
Aedifica SA REIT	17	1,932
Ageas SA/NV	75	3,620
Anheuser-Busch InBev SA/NV	444	27,498
Cofinimmo SA REIT	13	1,710
D’ieteren Group	11	1,785
Elia Group SA/NV	15	2,167
Etablissements Franz Colruyt NV	27	1,082
Groupe Bruxelles Lambert SA	38	3,967
KBC Group NV	123	8,914
Proximus SADP	68	1,356
Sofina SA	8	3,120
Solvay SA	36	4,032
UCB SA	58	6,365
Umicore SA	89	3,668
Warehouses De Pauw CVA REIT	64	2,532

(Cost $88,761)		75,999

Finland - 3.4%
Elisa OYJ	73	4,063
Fortum OYJ	212	4,486
Huhtamaki OYJ	48	1,763
Kesko OYJ, Class B	126	3,728
Kojamo OYJ	85	1,982
Kone OYJ, Class B	191	11,237
Metso Outotec OYJ	349	2,975
Neste OYJ	187	7,389
Nokia OYJ*	2,630	14,290
Nokian Renkaat OYJ	55	1,050
Sampo OYJ, Class A	226	10,753
Stora Enso OYJ, Class R	305	5,882
UPM-Kymmene OYJ	251	8,740
Valmet OYJ	67	2,340
Wartsila OYJ Abp	225	2,545

(Cost $80,517)		83,223

France - 34.6%
Accor SA*	78	2,680
Aeroports de Paris*	14	1,997
Air Liquide SA	228	38,081
Airbus SE*	295	38,071
Alstom SA	142	3,652
Alten SA	12	1,836
Amundi SA, 144A	30	2,103
Arkema SA	23	3,072
Atos SE	49	1,758
AXA SA	945	25,766
BioMerieux	22	2,425
BNP Paribas SA	517	30,492
Bollore SA	447	2,278
Bouygues SA	105	3,776
Bureau Veritas SA	141	4,064
Capgemini SE	75	15,862
Carrefour SA	302	6,072
Cie de Saint-Gobain	218	13,700
Cie Generale des Etablissements Michelin SCA	81	11,281
CNP Assurances	60	1,467
Covivio REIT	22	1,815
Credit Agricole SA	642	8,268
Danone SA	311	18,971
Dassault Systemes SE	345	16,853
Edenred	92	4,225
Eiffage SA	39	4,000
Electricite de France SA	247	2,255
Engie SA	900	14,423
EssilorLuxottica SA	144	25,348
Eurazeo SE	26	2,022
Faurecia SE	66	2,524
Gecina SA REIT	24	3,060
Getlink SE	204	3,354
Hermes International	17	23,715
ICADE REIT	16	994
Ipsen SA	18	2,108
JCDecaux SA*	25	708
Kering SA	35	25,046
Klepierre SA REIT*	105	3,026
La Francaise des Jeux SAEM, 144A	50	2,083
Legrand SA	129	12,290
L’Oreal SA	115	45,855
LVMH Moet Hennessy Louis Vuitton SE	128	94,874
Orange SA	895	10,871
Orpea SA	25	1,040
Pernod Ricard SA	92	20,217
Publicis Groupe SA	110	7,369
Remy Cointreau SA	10	1,940
Renault SA*	91	2,917
Rexel SA*	116	2,579
Safran SA	151	19,453
Sanofi	511	53,648
Sartorius Stedim Biotech	12	4,628
Schneider Electric SE	256	40,192
SCOR SE	90	2,945

SEB SA	17	2,496
Societe Generale SA	342	9,849
Sodexo SA	36	3,037
SOITEC*	11	1,824
Teleperformance	27	10,065
Thales SA	48	5,548
TotalEnergies SE	1,110	56,839
Ubisoft Entertainment SA*	54	2,933
Unibail-Rodamco-Westfield REIT*	58	4,422
Valeo	102	2,267
Veolia Environnement SA	311	10,902
Vinci SA	260	27,603
Vivendi SE	384	4,878
Wendel SE	14	1,432
Worldline SA, 144A*	114	5,878

(Cost $766,859)		846,022

Germany - 23.9%
1&1 AG	21	505
adidas AG	80	19,054
Allianz SE	185	42,244
BASF SE	413	27,485
Bayer AG	441	25,514
Bayerische Motoren Werke AG	150	14,584
Bechtle AG	30	1,552
Beiersdorf AG	57	5,789
Brenntag SE	72	6,056
Carl Zeiss Meditec AG	15	2,373
Commerzbank AG*	512	4,333
Continental AG*	50	4,313
Covestro AG, 144A	92	4,878
CTS Eventim AG & Co. KGaA*	28	1,970
Delivery Hero SE, 144A*	77	4,135
Deutsche Bank AG *(a)	918	11,611
Deutsche Boerse AG	84	14,407
Deutsche Lufthansa AG*	494	3,814
Deutsche Post AG	440	22,318
Deutsche Telekom AG	1,966	35,398
E.ON SE	1,064	14,482
Evonik Industries AG	100	3,020
Evotec SE*	56	1,669
Fielmann AG	12	716
Fraport AG Frankfurt Airport Services Worldwide*	18	1,230
Fresenius Medical Care AG & Co. KGaA	94	6,052
Fresenius SE & Co. KGaA	192	6,742
FUCHS PETROLUB SE	14	441
GEA Group AG	67	2,940
Hannover Rueck SE	30	5,553
HeidelbergCement AG	66	4,310
Hella GmbH & Co. KGaA	21	1,463
HelloFresh SE*	76	4,173
Henkel AG & Co. KGaA	50	3,853
HOCHTIEF AG	9	609
Infineon Technologies AG	587	20,271
KION Group AG	37	2,999
Knorr-Bremse AG	30	2,662
LANXESS AG	32	1,566
LEG Immobilien SE	35	4,533
Mercedes-Benz Group AG	375	29,556
Merck KGaA	57	11,367
MTU Aero Engines AG	23	5,585
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	65	18,044
Nemetschek SE	29	2,588
Puma SE	44	4,051
Rational AG	2	1,478
RWE AG	310	14,446
SAP SE	497	56,560
Scout24 SE, 144A	29	1,700
Siemens AG	361	51,357
Siemens Energy AG	195	4,694
Sixt SE*	6	902
Symrise AG	58	6,938
TAG Immobilien AG	55	1,420
Talanx AG	26	1,144
TeamViewer AG, 144A*	81	1,307
Telefonica Deutschland Holding AG	447	1,228
thyssenkrupp AG*	160	1,725
TUI AG*	479	1,544
Uniper SE	49	1,569
United Internet AG	45	1,534
Varta AG	8	828
Vonovia SE	247	13,178
Wacker Chemie AG	9	1,403
Zalando SE, 144A*	89	5,956

(Cost $595,067)		583,719

Greece - 0.1%
Hellenic Telecommunications Organization SA	100	1,999
OPAP SA	95	1,382

(Cost $2,931)		3,381

Ireland - 2.1%
AIB Group PLC*	401	1,057
Bank of Ireland Group PLC*	400	2,654
CRH PLC	372	16,968
Glanbia PLC	94	1,322
Kerry Group PLC, Class A	70	8,350
Kingspan Group PLC	62	6,048
Ryanair Holdings PLC, ADR*	85	8,475
Smurfit Kappa Group PLC	109	5,459

(Cost $39,020)		50,333

Italy - 6.3%
A2A SpA	779	1,397
Amplifon SpA	62	2,678

Assicurazioni Generali SpA	550	10,953
Atlantia SpA*	237	4,368
Banca Generali SpA	28	1,039
Banca Mediolanum SpA	88	728
Buzzi Unicem SpA	48	922
Davide Campari-Milano NV	263	2,879
De’ Longhi SpA	24	767
DiaSorin SpA	6	901
Enel SpA	3,215	23,830
Eni SpA	1,231	19,125
FinecoBank Banca Fineco SpA	290	4,861
Hera SpA	461	1,794
Infrastrutture Wireless Italiane SpA, 144A	173	1,771
Interpump Group SpA	37	2,014
Intesa Sanpaolo SpA	8,277	21,322
Italgas SpA	235	1,525
Mediobanca Banca di Credito Finanziario SpA	357	3,739
Moncler SpA	105	6,390
Nexi SpA, 144A*	304	4,190
Pirelli & C SpA, 144A	160	888
Poste Italiane SpA, 144A	231	2,666
Prysmian SpA	129	4,277
Recordati Industria Chimica e Farmaceutica SpA	33	1,622
Reply SpA	11	1,800
Snam SpA	1,019	5,683
Telecom Italia SpA	5,126	2,176
Telecom Italia SpA-RSP	2,643	1,106
Terna - Rete Elettrica Nazionale	621	5,121
UniCredit SpA	948	12,126

(Cost $146,027)		154,658

Luxembourg - 0.9%
APERAM SA	21	1,175
ArcelorMittal SA	284	8,838
Aroundtown SA	587	3,646
Eurofins Scientific SE	60	6,102
Tenaris SA	235	3,046

(Cost $18,963)		22,807

Netherlands - 13.7%
Aalberts NV	36	2,010
ABN AMRO Bank NV, 144A	362	4,823
Adyen NV, 144A*	13	27,223
Aegon NV	771	3,823
Akzo Nobel NV	88	8,402
Argenx SE*	23	6,616
ASM International NV	21	6,798
ASML Holding NV	157	105,611
ASR Nederland NV	62	2,683
BE Semiconductor Industries NV	30	2,566
Euronext NV, 144A	43	3,905
EXOR NV	50	3,808
Heineken Holding NV	47	3,840
Heineken NV	115	11,674
IMCD NV	23	3,738
ING Groep NV	1,862	21,956
Just Eat Takeaway.com NV, 144A*	86	3,499
Koninklijke Ahold Delhaize NV	461	14,229
Koninklijke DSM NV	79	14,845
Koninklijke KPN NV	1,385	4,745
Koninklijke Philips NV	402	13,699
Koninklijke Vopak NV	34	1,262
NN Group NV	125	6,006
OCI NV*	30	852
Prosus NV*	427	26,580
Randstad NV	57	3,886
Signify NV, 144A	60	3,072
Universal Music Group NV	452	10,321
Wolters Kluwer NV	124	12,649

(Cost $258,358)		335,121

Poland - 0.0%
InPost SA*
(Cost $1,574)	86	533

Portugal - 0.5%
EDP - Energias de Portugal SA	1,266	6,206
Galp Energia SGPS SA	225	2,491
Jeronimo Martins SGPS SA	121	2,640

(Cost $10,544)		11,337

Spain - 7.7%
Acciona SA	12	2,064
ACS Actividades de Construccion y Servicios SA	114	2,794
Aena SME SA, 144A*	36	5,916
Amadeus IT Group SA*	201	13,532
Banco Bilbao Vizcaya Argentaria SA	2,991	17,772
Banco Santander SA	7,888	26,442
Bankinter SA	309	1,769
CaixaBank SA	2,106	6,954
Cellnex Telecom SA, 144A*	275	12,553
Enagas SA	113	2,402
Endesa SA	156	3,446
Ferrovial SA	259	7,104
Grifols SA	144	2,752
Iberdrola SA	2,655	30,358
Industria de Diseno Textil SA	535	14,181
Inmobiliaria Colonial Socimi SA REIT*	137	1,162
Mapfre SA	471	932
Merlin Properties Socimi SA REIT	137	1,542
Naturgy Energy Group SA	194	5,236
Red Electrica Corp. SA	214	4,284
Repsol SA	670	8,749
Siemens Gamesa Renewable Energy SA*	113	2,631
Telefonica SA	2,787	13,385

(Cost $219,602)		187,960

Switzerland - 0.6%
STMicroelectronics NV
(Cost $6,411)	315	13,431

TOTAL COMMON STOCKS (Cost $2,256,293)		2,391,563

PREFERRED STOCKS - 1.8%
Germany - 1.8%
Bayerische Motoren Werke AG	26	2,129
FUCHS PETROLUB SE	34	1,356
Henkel AG & Co. KGaA	87	6,922
Porsche Automobil Holding SE	72	7,349
Sartorius AG	14	6,199
Sixt SE	8	653
Volkswagen AG	96	19,198

(Cost $39,143)		43,806

Spain - 0.0%
Grifols SA, Class B
(Cost $2,851)	129	1,620

TOTAL PREFERRED STOCKS (Cost $41,994)		45,426

EXCHANGE-TRADED FUNDS - 0.2%
iShares MSCI Eurozone ETF
(Cost $5,755)	120	5,266

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
(Cost $303)	303	303

TOTAL INVESTMENTS - 99.8%
(Cost $2,304,345)		$2,442,558
Other assets and liabilities, net - 0.2%		4,053

NET ASSETS - 100.0%		$2,446,611

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
COMMON STOCKS — 0.5%
Germany — 0.5%
Deutsche Bank AG*(a)
14,310	611	(1,155)	(338)	(1,817)	—	—	918	11,611
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
135,258	—	(135,258)(d)	—	—	2	—	—	—
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
394	74,233	(74,324)	—	—	0	—	303	303

149,962	74,844	(210,737)	(338)	(1,817)	2	—	1,221	11,914

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2022 the Xtrackers Eurozone Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds and Cash Equivalents
Industrials	$390,908	16.0%
Financials	382,523	15.7
Consumer Discretionary	368,837	15.2
Information Technology	319,953	13.1
Consumer Staples	191,034	7.9
Materials	177,872	7.3
Health Care	166,120	6.8
Utilities	165,112	6.8
Communication Services	125,396	5.1
Energy	102,282	4.2
Real Estate	46,952	1.9

Total	$2,436,989	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$2,391,563	$—	$—	$2,391,563
Preferred Stocks(e)	45,426	—	—	45,426
Exchange-Traded Funds	5,266	—	—	5,266
Short-Term Investments(e)	303	—	—	303

TOTAL	$2,442,558	$—	$—	$2,442,558

(e)	See Schedule of Investments for additional detailed categorizations.